Stockholders' Equity - February 2018 Financing - Additional Information (Details) $ / shares in Units, $ in Millions	1 Months Ended
	Sep. 30, 2018 shares	Feb. 28, 2018 USD ($) $ / shares shares	Sep. 30, 2019 shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Stockholders Equity Note [Line Items]
Sale of common stock, net of expenses (in shares)	6,669	606
Number of pre-funded warrants		109
Net proceeds from issuance of private placement | $		$ 4.3
Number of warrants outstanding (in shares)			1,002,024	93,835	20	1
Contractual Term [Member]
Stockholders Equity Note [Line Items]
Warrants expiration period			5 years
Volatility [Member]
Stockholders Equity Note [Line Items]
Warrants measurement input			2.018
Risk Free Rate [Member]
Stockholders Equity Note [Line Items]
Warrants measurement input			0.016
February 2018 Warrants [Member]
Stockholders Equity Note [Line Items]
Warrants issued to purchase Common Stock		429
Value of warrants issued | $		$ 18.3
Warrants exercisable per share price (in dollars per share) | $ / shares				$ 7,000
Number of warrants outstanding (in shares)				273
February 2018 Warrants [Member] | Exercise Price [Member]
Stockholders Equity Note [Line Items]
Warrants measurement input | $ / shares		7,000
February 2018 Warrants [Member] | Contractual Term [Member]
Stockholders Equity Note [Line Items]
Warrants expiration period		6 years
February 2018 Warrants [Member] | Volatility [Member]
Stockholders Equity Note [Line Items]
Warrants measurement input		1.2268
February 2018 Warrants [Member] | Risk Free Rate [Member]
Stockholders Equity Note [Line Items]
Warrants measurement input		0.01